Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(2) ($)	Compensation Actually Paid to PEO 1(3) ($)	Compensation Actually Paid to PEO 2(4) ($)	Average Summary Compensation Table Total for non-PEO NEOs(5) ($)	Average Compensation Actually Paid to non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (9) ($)	Revenue (thousands) (10) ($)
							Total Shareholder Return(7) ($)	Peer Group Total Shareholder Return(8) ($)

2025	—	5,438,904	—	2,705,358	2,761,061	2,043,519	129	258	140,923	950,822
2024	—	5,018,965	—	20,189,041	1,832,437	2,295,431	137	201	204,068	794,202
2023	15,091,243	17,746,877	15,091,243	30,056,865	3,409,160	8,957,933	96	147	2,702	620,445
2022	1,025,317	—	1,025,317	—	1,515,992	563,715	59	89	(68,119)	471,883
2021	1,461,382	—	1,461,382	—	6,790,593	5,879,551	67	138	1,028	359,370

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote	Reflects the total compensation amounts reported in the Summary Compensation Table ("SCT") for Mr. Jason Randall, our Principal Executive Officer (“PEO”) from August 8, 2017 through March 1, 2023 (“PEO 1”).Reflects the total compensation amounts reported in the SCT for Mr. Trigg, our current PEO, who was appointed as the Company's President and Chief Executive Officer as of March 1, 2023 (“PEO 2”). Mr. Trigg was a non-PEO NEO during fiscal years 2021, and 2022 and his compensation during such periods is reflected in the applicable non-PEO NEO fields.Reflects the average total compensation amounts reported in the SCT for the following non-PEO NEOs for the applicable fiscal year:
1.In 2025, Mr.Eaton, Ms. Barat, Mr. Pickering and Mr. Mazza
2.In 2024, Mr. Eaton, Mr. Mazza and Ms. Fay Sien Goon (our former Chief Financial Officer, who resigned effective October 25, 2024).
3.In 2023, Ms. Goon and Mr. Mazza.
4.In 2022, Ms. Goon, Mr. Mazza, Mr. Trigg, and Mr. Jonathan Walker (our former Chief Technology Officer, who resigned effective December 31, 2022).
5.In 2021, Ms. Goon, Mr. Mazza, Mr. Trigg, Mr. Walker, and Ms. Ida Kane (our former Chief Financial Officer, who resigned effective June 4, 2021).

Peer Group Issuers, Footnote			Reflects the cumulative TSR of the Company’s peer group (“Peer Group TSR”) for each applicable fiscal year, calculated based on a fixed investment of $100 at market close on December 31, 2020. The peer group used to determine the Peer Group TSR for each applicable fiscal year is the Nasdaq Computer Index, which is the same index disclosed in the 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote	Reflects the compensation actually paid amounts for PEO 1 for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.Reflects the total compensation amounts reported in the SCT for the compensation actually paid amounts for PEO 2 for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For fiscal year 2025, the compensation actually paid to PEO 2 reflects each of the following adjustments made to the total compensation amounts reported in the SCT for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K.

Year	2025

SCT Total Compensation ($)	5,438,904
Less: Stock Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	(4,000,307)
Plus: Year-End Fair Value of Stock Awards Granted in the Covered Year that are Outstanding and Unvested ($)	4,487,586
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	(3,130,295)
Plus: Vesting Date Fair Value of Stock Awards Granted in the Covered Year that Vested in the Covered Year ($)	299,255
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Vesting Date) ($)	(389,785)
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—
Compensation Actually Paid ($)	2,705,358
The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Adjustments were made using stock option or grant date fair values as of each measurement date.

Non-PEO NEO Average Total Compensation Amount			$ 2,761,061	$ 1,832,437	$ 3,409,160	$ 1,515,992	$ 6,790,593
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,043,519	2,295,431	8,957,933	563,715	5,879,551
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the average compensation actually paid amounts for the non-PEO NEOs included in the preceding column for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For fiscal year 2025, the average compensation actually paid to the non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the SCT for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

Year	2025 Average

SCT Total Compensation ($)	2,761,061
Less: Stock Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	(1,975,306)
Plus: Year-End Fair Value of Stock Awards Granted in the Covered Year that are Outstanding and Unvested ($)	1,642,567
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	(48,725)
Plus: Vesting Date Fair Value of Stock Awards Granted in the Covered Year that Vested in the Covered Year ($)	173,326
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Vesting Date) ($)	(35,023)
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	(474,381)
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—
Compensation Actually Paid ($)	2,043,519
The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Adjustments were made using stock option or grant date fair values as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Booked Residential Units (Non-Financial Measure)
Revenue (Financial Measure)
Adjusted GAAP Operating Margin(1) (Financial Measure)

Total Shareholder Return Amount			$ 129	137	96	59	67
Peer Group Total Shareholder Return Amount			258	201	147	89	138
Net Income (Loss)			$ 140,923,000	$ 204,068,000	$ 2,702,000	$ (68,119,000)	$ 1,028,000
Company Selected Measure Amount			950,822,000	794,202,000	620,445,000	471,883,000	359,370,000
Additional 402(v) Disclosure			Reflects the cumulative total shareholder return ("TSR") of the Company for each applicable fiscal year, calculated based on a fixed investment of $100 at market close on December 31, 2020. Reflects "Net Income" in the Company's Consolidated Statements of Operations included in the Annual Reports on Form 10-K for each applicable fiscal year.We have selected “Revenue” as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2025. “Revenue” is further described in the Company's Consolidated Statement of Operations included in the 2025 Annual Report on Form 10-K. We may determine a different financial performance measure to be the most important financial performance measure in future years.Adjusted GAAP operating margin is defined as GAAP operating margin excluding certain non-cash or non-recurring items.
Measure:: 1
Pay vs Performance Disclosure
Name			Booked Residential Units (Non-Financial Measure)
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue (Financial Measure)
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted GAAP Operating Margin(1) (Financial Measure)
Shane Trigg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,438,904	$ 5,018,965	$ 17,746,877
PEO Actually Paid Compensation Amount			$ 2,705,358	$ 20,189,041	30,056,865
PEO Name		Mr. Trigg	Mr. Trigg	Mr. Trigg
Jason Randall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					15,091,243	$ 1,025,317	$ 1,461,382
PEO Actually Paid Compensation Amount					$ 15,091,243	$ 1,025,317	$ 1,461,382
PEO Name	Mr. Jason Randall					Mr. Jason Randall	Mr. Jason Randall
PEO | Shane Trigg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (4,000,307)
PEO | Shane Trigg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,487,586
PEO | Shane Trigg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,130,295)
PEO | Shane Trigg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			299,255
PEO | Shane Trigg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(389,785)
PEO | Shane Trigg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Shane Trigg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,975,306)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,642,567
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(48,725)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			173,326
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,023)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(474,381)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0